Investments Accounted for Using the Equity Method - Summary of Investments Accounted for Using the Equity Method (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in associates	$ 19,595,234	$ 639,949	$ 14,163,995
Investments in joint ventures	15,377	502	515,351
Investments accounted for using the equity method	$ 19,610,611	$ 640,451	$ 14,679,346	$ 16,996,600